Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		$ 50,624	$ 56,494	$ 54,352	$ 59,468
Ending allowance balance attributed to loans
Individually evaluated for impairment		548	4,191
Collectively evaluated for impairment		50,076	52,303
Total ending allowance balance		50,624	56,494
Loan Balance:
Loans individually evaluated for impairment		70,415	80,599
Loans collectively evaluated for impairment		5,201,442	4,987,486
Total ending loan balance		$ 5,271,857	$ 5,068,085
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.78%	5.20%
Loans collectively evaluated for impairment		0.96%	1.05%
Total		0.96%	1.11%
Recorded Investment:
Loans individually evaluated for impairment		$ 70,426	$ 80,664
Loans collectively evaluated for impairment		5,216,404	5,001,660
Recorded Investment		5,286,830	5,082,324
Financing Receivable, Allowance for Credit Losses, Write-downs		20,799	14,290	24,780
Financing Receivable, Allowance for Credit Losses, Recovery		(20,030)	(11,442)	(26,997)
Financing Receivables Allowance For Credit Losses Net Charge Offs		769	2,848	(2,217)
Provision for Loan, Lease, and Other Losses		(5,101)	4,990	(7,333)
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			13,694	10,719	14,218
Ending allowance balance attributed to loans
Individually evaluated for impairment		152	1,904
Collectively evaluated for impairment		13,282	11,790
Total ending allowance balance		13,434	13,694
Loan Balance:
Loans individually evaluated for impairment		20,622	30,545
Loans collectively evaluated for impairment		973,997	925,182
Total ending loan balance	[1]	$ 994,619	$ 955,727
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.74%	6.23%
Loans collectively evaluated for impairment		1.36%	1.27%
Total		1.35%	1.43%
Recorded Investment:
Loans individually evaluated for impairment		$ 20,624	$ 30,595
Loans collectively evaluated for impairment		977,553	928,569
Recorded Investment	[1]	998,177	959,164
Financing Receivable, Allowance for Credit Losses, Write-downs		5,786	2,478	3,779
Financing Receivable, Allowance for Credit Losses, Recovery		(1,259)	(1,373)	(1,003)
Financing Receivables Allowance For Credit Losses Net Charge Offs		4,527	1,105	2,776
Provision for Loan, Lease, and Other Losses		4,267	4,080	(723)
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			9,197	8,808	15,899
Ending allowance balance attributed to loans
Individually evaluated for impairment		309	381
Collectively evaluated for impairment		10,123	8,816
Total ending allowance balance		10,432	9,197
Loan Balance:
Loans individually evaluated for impairment		24,465	18,015
Loans collectively evaluated for impairment		1,131,238	1,095,588
Total ending loan balance	[1]	$ 1,155,703	$ 1,113,603
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		1.26%	2.11%
Loans collectively evaluated for impairment		0.89%	0.80%
Total		0.90%	0.83%
Recorded Investment:
Loans individually evaluated for impairment		$ 24,474	$ 18,025
Loans collectively evaluated for impairment		1,135,390	1,099,587
Recorded Investment	[1]	1,159,864	1,117,612
Financing Receivable, Allowance for Credit Losses, Write-downs		412	348	8,003
Financing Receivable, Allowance for Credit Losses, Recovery		(3,671)	(2,241)	(7,759)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(3,259)	(1,893)	244
Provision for Loan, Lease, and Other Losses		(2,024)	(1,504)	(6,847)
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			8,564	8,652	6,855
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	1,356
Collectively evaluated for impairment		5,247	7,208
Total ending allowance balance		5,247	8,564
Loan Balance:
Loans individually evaluated for impairment		2,226	6,716
Loans collectively evaluated for impairment		186,719	166,629
Total ending loan balance		$ 188,945	$ 173,345
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	20.19%
Loans collectively evaluated for impairment		2.81%	4.33%
Total		2.78%	4.94%
Recorded Investment:
Loans individually evaluated for impairment		$ 2,226	$ 6,720
Loans collectively evaluated for impairment		187,240	167,042
Recorded Investment		189,466	173,762
Financing Receivable, Allowance for Credit Losses, Write-downs		1,436	470	1,316
Financing Receivable, Allowance for Credit Losses, Recovery		(8,559)	(2,092)	(12,572)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(7,123)	(1,622)	(11,256)
Provision for Loan, Lease, and Other Losses		(10,440)	(1,710)	(9,459)
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			13,514	14,772	14,251
Ending allowance balance attributed to loans
Individually evaluated for impairment		87	550
Collectively evaluated for impairment		10,871	12,964
Total ending allowance balance		10,958	13,514
Loan Balance:
Loans individually evaluated for impairment		23,102	25,323
Loans collectively evaluated for impairment		1,785,395	1,830,120
Total ending loan balance		$ 1,808,497	$ 1,855,443
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.38%	2.17%
Loans collectively evaluated for impairment		0.61%	0.71%
Total		0.61%	0.73%
Recorded Investment:
Loans individually evaluated for impairment		$ 23,102	$ 25,324
Loans collectively evaluated for impairment		1,788,714	1,833,449
Recorded Investment		1,811,816	1,858,773
Financing Receivable, Allowance for Credit Losses, Write-downs		3,014	2,352	3,944
Financing Receivable, Allowance for Credit Losses, Recovery		(2,446)	(2,438)	(2,985)
Financing Receivables Allowance For Credit Losses Net Charge Offs		568	(86)	959
Provision for Loan, Lease, and Other Losses		(1,988)	(1,344)	1,480
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			11,524	11,401	8,245
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		10,553	11,524
Total ending allowance balance		10,553	11,524
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		1,120,850	967,111
Total ending loan balance		$ 1,120,850	$ 967,111
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.94%	1.19%
Total		0.94%	1.19%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		1,124,235	970,143
Recorded Investment		1,124,235	970,143
Financing Receivable, Allowance for Credit Losses, Write-downs		10,151	8,642	7,738
Financing Receivable, Allowance for Credit Losses, Recovery		(4,094)	(3,295)	(2,671)
Financing Receivables Allowance For Credit Losses Net Charge Offs		6,057	5,347	5,067
Provision for Loan, Lease, and Other Losses		5,086	5,470	8,223
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance			1	0	$ 0
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		0	1
Total ending allowance balance		0	1
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		3,243	2,856
Total ending loan balance		$ 3,243	$ 2,856
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.00%	0.04%
Total		0.00%	0.04%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		3,272	2,870
Recorded Investment		3,272	2,870
Financing Receivable, Allowance for Credit Losses, Write-downs		0	0	0
Financing Receivable, Allowance for Credit Losses, Recovery		(1)	(3)	(7)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(1)	(3)	(7)
Provision for Loan, Lease, and Other Losses		$ (2)	$ (2)	$ (7)

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.